Leases (Details) - Schedule of supplemental balance sheet information related to operating leases $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease right-of-use assets	$ 465
Current maturities of operating leases	364
Long-term operating lease liabilities	$ 17
Weighted average remaining lease term (in years)	1 year 1 month 6 days
Weighted average discount rate	5.80%